As filed with the Securities and Exchange Commission on November 29, 2004

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chief Executive Officer

Neuberger Berman Income Funds

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Avenue, N.W.

Washington, D.C. 20036-1221

(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments High Income Bond Portfolio

Principal Amount($)		Rating		Market Value($)	†
		Moody's	S&P

U.S. Government Agency Securities (6.7%)
200,000	Federal Home Loan Bank, Disc. Notes, 1.55%, due 10/1/04
	(Cost $200,000)	AGY	AGY	200,000	#

Corporate Debt Securities (88.1%)
125,000	Abitibi-Consolidated, Inc., Guaranteed Notes, 7.88%, due
	8/1/09	Ba2	BB	130,313
125,000	Allied Waste North America, Inc., Guaranteed Notes, Ser. B,
	9.25%, due 9/1/12	Ba3	BB-	139,062
125,000	Availl, Inc., Senior Notes, 7.63%, due 7/1/11	B1	BB	135,000
125,000	Case New Holland, Inc., Senior Notes, 6.00%, due 6/1/09	Ba3	BB-	123,750	**
125,000	Chiquita Brands International, Senior Notes, 7.50%, due
	11/1/14	B2	B	125,313	**
125,000	D. R. Horton, Inc., Guaranteed Senior Unsecured Notes,
	5.00%, due 1/15/09	Ba1	BB+	127,188
125,000	Evergreen Resources, Inc., Senior Subordinated Notes, 5.88%,
	due 3/15/12	Ba3	BB-	128,750
125,000	Ferrellgas L. P., Senior Notes, 6.75%, due 5/1/14	Ba3	BB-	127,500
125,000	Forest Oil Corp ., Guaranteed Notes, 7.75%, due 5/1/14	Ba3	BB-	135,937
125,000	Lyondell Chemical Co., Guaranteed Notes, 10.50%, due 6/1/13	B1	B+	144,375
125,000	MCI Inc., Senior Notes, 6.69%, due 5/1/09	B		120,469	^^
125,000	Nalco Co., Senior Notes, 7.75%, due 11/15/11	B2	B-	132,500
125,000	Norampac, Inc ., Senior Notes, 6.75%, due 6/1/13	Ba2	BB+	130,313
125,000	Norske Skog Canada Ltd., Guaranteed Senior Notes, Ser. D,
	8.63%, due 6/15/11	Ba3	BB	135,625
125,000	Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%,
	due 5/15/13	B3	B	133,125
125,000	Service Corp. International, Notes, 6.88%, due 10/1/07	B1	BB	130,937
125,000	Sinclair Broadcast Group, In c., Guaranteed Senior
	Subordinated Notes, 8.00%, due 3/15/12	B2	B	129,688
125,000	Tembec Industries, Inc., Guaranteed Senior Notes, 8.63%,
	due 6/30/09	Ba3	BB-	128,125
125,000	Warner Music Group, Senior Subordinated Notes, 7.38%, due
	4/15/14	B3	B-	129,375	**
125,000	Williams Cos., Inc., Notes, 8.13%, due 3/15/12	B3	B+	144,062

	Total Corporate Debt Securities (Cost $2,650,548)			2,631,407

Convertible Bonds (8.2%)
125,000	Fairchild Semiconductor, Inc., Senior Subordinated Notes,
	5.00%, due 11/1/08		B	123,906
125,000	Nortel Networks Corp., Notes, 4.25%, due 9/1/08	B3	B-	120,625

	Total Convertible Bonds (Cost $243,907)			244,531

Repurchase Agreements (6.7%)
200,000	State Street Bank and Trust Co. Repurchase Agreement, 1.60%,
	due 10/1/04, dated 9/30/04, Maturity Value $200,009,
	Collateralized by $150,000 U.S. Treasury Bonds, 8.13%, due
	8/15/19 (Collateral Value $208,125)
	(Cost $200,000)			200,000	#

	Total Investments (109.7%) (Cost $3,294,455)			3,275,938	##
	Liabilities, less cash, receivables and other assets [(9.7%)]			(289,952)

	Total Net Assets (100.0%)			2,985,986

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Limited Maturity Bond Portfolio

Principal Amount($)		Rating		Market Value($)	†
		Moody's	S&P

U.S. Treasury Securities (42.7%)
5,200,000	U.S. Treasury Notes, 2.13%, due 10/31/04	TSY	TSY	5,202,033
30,900,000	U.S. Treasury Notes, 1.63%, due 3/31/05	TSY	TSY	30,845,678	øø
985,000	U.S. Treasury Notes, 1.88%, due 11/30/05	TSY	TSY	980,691
16,000,000	U.S. Treasury Notes, 1.88%, due 12/31/05	TSY	TSY	15,918,128
25,500,000	U.S. Treasury Notes, 1.88%, due 1/31/06	TSY	TSY	25,348,581
16,000,000	U.S. Treasury Notes, 1.63%, due 2/28/06	TSY	TSY	15,836,880
4,965,000	U.S. Treasury Notes, 2.25%, due 4/30/06	TSY	TSY	4,950,646
29,750,000	U.S. Treasury Notes, 2.00%, due 5/15/06	TSY	TSY	29,546,629
9,200,000	U.S. Treasury Notes, 3.00%, due 2/15/08	TSY	TSY	9,205,391
1,235,000	U.S. Treasury Notes, 3.25%, due 1/15/09	TSY	TSY	1,235,579

	Total U.S. Treasury Securities (Cost $139,895,049)			139,070,236

U.S. Government Agency Securities (1.2%)
4,000,000	Federal Home Loan Bank, Disc. Notes, 4.13%, due 1/14/05
	(Cost $4,011,768)	AGY	AGY	4,025,136

Mortgage-Backed Securities (7.9%)
Fannie Mae
1,188,607	Collateralized Mortgage Obligations, Planned Amortization
	Certificates, Ser. 2003-16, Class PA, 4.50%, due 11/25/09	AGY	AGY	1,199,053
Freddie Mac
881,366	Collateralized Mortgage Obligations, Planned Amortization
	Certificates, Ser. 2592, Class PA, 4.50%, due 12/15/07	AGY	AGY	882,528
12,929	Mortgage Participation Certificates, 10.00%, due 4/1/20	AGY	AGY	14,538
559,315	Pass-Through Certificates, 5.00%, due 2/1/07	AGY	AGY	572,804
Government National Mortgage Association
9,809,031	Pass-Through Certificates, 6.00%, due 1/15/33 & 10/15/33	AGY	AGY	10,184,782
13,120,728	Pass-Through Certificates, 4.50%, due 8/15/33 & 6/15/34	AGY	AGY	12,736,452

	Total Mortgage-Backed Securities (Cost $25,049,405)			25,590,157

Corporate Debt Securities (36.4%)
1,650,000	Abitibi-Consolidated, Inc., Bonds, 8.30%, due 8/1/05	Ba2	BB	1,703,625
3,000,000	Allstate Corp., Senior Notes, 7.88%, due 5/1/05	A1	A+	3,092,532
1,040,000	Allied Waste North America, Inc., Guaranteed Senior Notes,
	Ser. B, 7.63%, due 1 /1/06	Ba3	BB-	1,085,500
1,000,000	Allied Waste North America, Inc., Guaranteed Notes, Ser. B,
	8.88%, due 4 /1/08	Ba3	BB-	1,085,000
3,000,000	Allstate Corp., Senior Notes, 7.88%, due 5/1/05	A1	A+	3,092,532
975,000	American General Finance Corp., Floating Rate Medium-Term
	Notes, Ser. G, 2.29%, due 12/17/04	A1	A+	975,604
1,765,000	AT&T Wireless Services, Inc., Senior Notes, 7.35%, due 3/1/06	Baa2	BBB	1,874,257
3,500,000	Bank One Corp., Notes, 6.50%, due 2/1/06	Aa3	A+	3,670,208
1,500,000	Bausch & Lomb, Inc., Notes, 6.75%, due 12/15/04	Ba1	BBB-	1,509,513
2,650,000	Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06	A1	A	2,796,100
2,025,000	Beneficial Corp., Medium-Term Notes, Ser. I, 6.25%, due 1/14/05	A1	A	2,043,519
3,100,000	Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07	Aaa	AAA	3,111,594	**
1,900,000	Boeing Capital Corp., Senior Notes, 5.65%, due 5/15/06	A3	A	1,983,655
3,300,000	British Telecom PLC, Notes, 7.88%, due 12/15/05	Baa1	A-	3,495,416
1,550,000	Capital One Bank, Senior Notes, 8.25%, due 6/15/05	Baa2	BBB	1,609,081
2,100,000	Caterpillar Financial Services Corp., Floating Rate
	Medium -Term Notes, Ser. F, 1.75%, due 11/14/05	A2	A	2,101,050

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Limited Maturity Bond Portfolio cont'd

Principal Amount($)		Rating		Market Value($)	†
		Moody's	S&P
1,700,000	CBS Corp., Guaranteed Senior Notes, 7.15%, due 5/20/05	A3	A-	1,749,623
1,285,000	Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07	A1	A	1,418,942
3,200,000	CIT Group, Inc., Senior Notes, 4.13%, due 2/21/06	A2	A	3,256,083
3,400,000	Citigroup Global Markets, Notes, 5.88%, due 3/15/06	Aa1	AA-	3,550,841
1,900,000	Comcast Cable Communications, Senior Notes, 6.38%, due 1/30/06	Baa3	BBB	1,978,377
2,825,000	Credit Suisse First Boston USA, Inc., Notes, 5.88%, due 8/1/06	Aa3	A+	2,969,688
2,800,000	Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes, 6.40%, due 5/15/06	A3	BBB	2,946,342
550,000	Delhaize America, Inc., Guaranteed Notes, 7.38%, due 4/15/06	Ba1	BB+	582,889
1,600,000	Deutsche Telekom International Finance, Guaranteed Notes, 7.75%, due 6/15/05	Baa2	BBB+	1,661,851
1,150,000	Enterprise Products Operating, Senior Notes, 4.00%, due 10/15/07	Baa3	BB+	1,156,347	ø**
1,010,000	EOP Operating Limited Partnership, Notes, 6.63%, due 2/15/05	Baa2	BBB+	1,025,076
1,300,000	Equitable Life Assurance Society USA, Notes, 6.95%, due 12/1/05	A2	A	1,361,872	**
1,550,000	Everest Reinsurance Holdings, Inc., Senior Notes, 8.50%, due 3/15/05	A3	A-	1,586,862
500,000	Gap, Inc., Notes, 9.90%, due 12/15/05	Ba1	BB+	541,000
2,000,000	General Electric Capital Corp., Medium-Term Notes, Ser. A, 4.25%, due 1/28/05	Aaa	AAA	2,013,896
700,000	General Motors Acceptance Corp., Notes, 6.13%, due 9/15/06	A3	BBB	731,789
710,000	General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07	A3	BBB	745,989
2,500,000	HCA, Inc., Notes, 5.25%, due 11/6/08	Ba1	BBB-	2,559,802
1,600,000	Hertz Corp., Senior Notes, 8.25%, due 6/1/05	Baa2		1,647,538
1,200,000	Household Finance Corp., Notes, 6.50%, due 1/24/06	A1	A	1,258,006
1,600,000	International Lease Finance Corp., Floating Rate Notes, 2.84%, due 1/13/05	A1	AA-	1,605,214
1,700,000	ITT Corp., Notes, 6.75%, due 11/15/05	Ba1	BB+	1,759,500
1,500,000	J.P. Morgan Chase & Co., Senior Notes, 5.63%, due 8/15/06	Aa3	A+	1,572,036
4,800,000	John Deere Capital Corp., Floating Rate Senior Notes, 2.03%, due 5/20/05	A3	A-	4,806,922
1,850,000	Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%, due 5/15/05	Baa3	BBB-	1,907,718
1,550,000	Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07	Ba3	BBB	1,679,820
1,100,000	Merrill Lynch & Co., Inc., Floating Rate Medium-Term Notes, Ser. B, 1.95%, due 2/3/05	Aa3	A+	1,100,623
1,500,000	MetLife, Inc., Debentures, 3.91%, due 5/15/05	A2	A	1,515,459
3,800,000	Pacific Bell, Notes, 6.25%, due 3/1/05	A1	A	3,860,150
1,600,000	Pemex Project Funding Master Trust, Guaranteed Notes, 9.13%, due 10/13/10	Baa1	BBB-	1,904,000
890,000	Phelps Dodge Corp., Notes, 6.38%, due 11/1/04	Baa3	BBB-	891,556
1,500,000	Powergen US Funding LLC, Notes, 4.50%, due 10/15/04	A3	BBB+	1,500,986
2,200,000	Raytheon Co., Notes, 6.50%, due 7/15/05	Baa3	BBB-	2,265,129
1,600,000	Reliant Energy Resources Corp., Notes, Ser. B, 8.13%, due 7/15/05	Ba1	BBB	1,665,395
1,230,000	Safeway, Inc., Notes, 2.50%, due 11/1/05	Baa2	BBB	1,225,332
1,800,000	Sara Lee Corp., Medium-Term Notes, Ser. B, 6.40%, due 6/9/05	A3	A+	1,844,264
1,500,000	Sprint Capital Corp., Guaranteed Notes, 7.90%, due 3/15/05	Baa3	BBB-	1,536,705
3,110,000	Time Warner, Inc., Notes, 5.63%, due 5/1/05	Baa1	BBB+	3,165,759
1,770,000	Time Warner, Inc., Notes, 7.75%, due 6/15/05	Baa1	BBB+	1,825,693
1,550,000	Tyco International Group S.A., Guaranteed Notes, 5.88%, due 11/1/04	Baa3	BBB	1,554,098

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Limited Maturity Bond Portfolio cont'd

Principal Amount($)		Rating		Market Value($)	†
		Moody's	S&P
3,150,000	Tyco International Group S.A., Guaranteed Notes, 6.38%, due 6/15/05	Baa3	BBB	3,230,854
2,000,000	Tyson Foods, Inc., Notes, 6. 63%, due 10/1/04			2,000,000
1,700,000	Walt Disney Co., Notes, 7.30%, due 2/8/05	Baa1	BBB+	1,729,152
3,100,000	Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07	A3	A-	3,258,360
810,000	Weyerhaeuser Co., Notes, 5.50%, due 3/15/05	Baa2	BBB	820,638
1,600,000	Weyerhaeuser Co., Notes, 6.00%, due 8/1/06	Baa2	BBB	1,681,691

	Total Corporate Debt Securities (C ost $117,559,885)			118,786,521

Foreign Government (2.8%)
EUR 4,800,000	Bundesobligation, 3. 50%, due 10/10/08	Aaa	AAA	6,045,652	^
EUR 2,540,000	Bundesobligation, 3.25%, due 4/17/09	Aaa	AAA	3,158,124	^**

	Total Foreign Government (Cost $9,249,143)			9,203,776

Repurchase Agreements (5.7%)
18,490,000	State Street Bank and Trust Co. Repurchase Agreement, 1.60%,
	due 10/1/04, dated 9/30/04, Maturity Value $18,490,822,
	Collateralized by $13,730,000 U.S. Treasury Bonds, 8.13%,
	due 8/15/19 (Collateral Value $19,050,375)
	(Cost $18,490,000)			18,490,000	#

	Total Investments (96.7%) (Cost $314,255,250)			315,165,826	##
	Cash, receivables and other assets, less liabilities (3.3%)			10,886,695	Ö

	Total Net Assets (100.0%)			326,052,521

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Balanced Portfolio cont'd

Principal Amount($)		Rating		Market Value($)	†
		Moody's	S&P

U.S. Treasury Securities (17.6%)
90,000	U.S. Treasury Notes, 2.13%, due 10/31/04	TSY	TSY	90,035
430,000	U.S. Treasury Notes, 2.00%, due 11/30/04	TSY	TSY	430,235
1,500,000	U.S. Treasury Notes, 1.63%, due 3/31/05	TSY	TSY	1,497,363
250,000	U.S. Treasury Notes, 1.50%, due 7/31/05	TSY	TSY	248,731
130,000	U.S. Treasury Notes, 1.88%, due 11/30/05	TSY	TSY	129,431
750,000	U.S. Treasury Notes, 1.88%, due 12/31/05	TSY	TSY	746,162
3,900,000	U.S. Treasury Notes, 1.88%, due 1/31/06	TSY	TSY	3,876,842
1,750,000	U.S. Treasury Notes, 1.63%, due 2/28/06	TSY	TSY	1,732,159
4,340,000	U.S. Treasury Notes, 2.00%, due 5/15/06	TSY	TSY	4,310,332
325,000	U.S. Treasury Notes, 3.00%, due 2/15/08	TSY	TSY	325,190
	U.S. Treasury Notes, 3.25%, due 1/15/09	TSY	TSY	750,352	ØØ

	Total U.S. Treasury Securities (Cost $14,255,551)			14,136,832

Mortgage-Backed Securities (3.8%)
Fannie Mae
139,836	Collateralized Mortgage Obligations, Planned Amortization
	Certificates, Ser. 2003-16, Class PA, 4.50%, due 11/25/09	AGY	AGY	141,065
Freddie Mac
83,940	Collateralized Mortgage Obligations, Planned Amortization
	Certificates, Ser. 2592, Class PA, 4.50%, due 12/15/07	AGY	AGY	84,050
93,219	Pass-Through Certificates, 5.00%, due 2/1/07	AGY	AGY	95,467
118,761	Pass-Through Certificates, 5.50%, due 2/1/07	AGY	AGY	122,000
Government National Mortgage Association
1,590,487	Pass-Through Certificates, 4.50%, due 8/15/33 & 6/15/34	AGY	AGY	1,543,913
1,008,284	Pass-Through Certificates, 6.00%, due 1/15/33	AGY	AGY	1,046,908

	Total Mortgage-Backed Securities (Cost $2,971,479)			3,033,403

Corporate Debt Securities (19.4%)
210,000	Abitibi-Consolidated, Inc., Bonds, 8.30%, due 8/1/05	Ba2	BB	216,825
120,000	Allied Waste North America, Inc., Guaranteed Senior Notes,
	Ser. B, 7.63%, due 1/1/06	Ba3	BB-	125,250
150,000	Allied Waste North America, Inc., Guaranteed Notes, Ser. B,
	8.88%, due 4/1/08	Ba3	BB-	162,750
400,000	Allstate Corp., Senior Notes, 7.88%, due 5/1/05	A1	A+	412,338
200,000	American General Finance Corp., Floating Rate Medium-Term
	Notes, Ser. G, 2.29%, due 12/17/04	A1	A+	200,124
200,000	AT&T Wireless Services, Inc., Senior Notes, 7.35%, due
	3/1/06	Baa2	BBB	212,380
550,000	Bank One Corp., Notes, 6.50%, due 2/1/06	Aa3	A+	576,747
250,000	BankBoston N.A., Subordinated Notes, 6.50%, due 12/19/07	Aa2	A+	273,185
200,000	Bausch & Lomb, Inc., Notes, 6.75%, due 12/15/04	Ba1	BBB-	201,268
410,000	Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06	A1	A	432,604
400,000	Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07	Aaa	AAA	401,496	**
200,000	Boeing Capital Corp., Senior Notes, 5.65%, due 5/15/06	A3	A	208,806
400,000	British Telecom PLC, Notes, 7.88%, due 12/15/05	Baa1	A-	423,687
190,000	Capital One Bank, Senior Notes, 8.25%, due 6/15/05	Baa2	BBB	197,242
270,000	Caterpillar Financial Services Corp., Floating Rate
	Medium -Term Notes, Ser. F, 1.75%, due 11/14/05	A2	A	270,135
145,000	Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07	A1	A	160,114
400,000	CIT Group, Inc., Senior Notes, 4.13%, due 2/21/06	A2	A	407,010
400,000	Citigroup Global Markets, Notes, 5.88%, due 3/15/06	Aa1	AA-	417,746
200,000	Comcast Cable Communications, Senior Notes, 6.38%, due

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Balanced Portfolio cont'd

Principal Amount($)		Rating		Market Value($)	†
		Moody's	S&P
	1/30/06	Baa3	BBB	208,250
325,000	Credit Suisse First Boston USA, Inc., Notes, 5.88%, due
	8/1/06	Aa3	A+	341,646
210,000	Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes,
	6.40%, due 5/15/06	A3	BBB	220,976
50,000	Delhaize America, Inc., Guaranteed Notes, 7.38%, due 4/15/06	Ba1	BB+	52,990
200,000	Deutsche Telekom International Finance, Guaranteed Notes,
	7.75%, due 6/15/05	Baa2	BBB+	207,731
135,000	Enterprise Products Operating, Senior Notes, 4.00%, due
	10/15/07	Baa3	BB+	135,745	**
170,000	EOP Operating Limited Partnership, Notes, 6.63%, due 2/15/05	Baa2	BBB+	172,538
200,000	Everest Reinsurance Holdings, Inc., Senior Notes, 8.50%, due
	3/15/05	A3	A-	204,756
500,000	General Electric Capital Corp., Medium-Term Notes, Ser. A,
	4.25%, due 1/28/05	Aaa	AAA	503,474
175,000	General Motors Acceptance Corp., Notes, 6.13%, due 9/15/06	A3	BBB	182,947
470,000	Gulf Canada Resources, Senior Notes, 8.38%, due 11/15/05	A3	NR	496,065
300,000	HCA, Inc., Notes, 5.25%, due 11/6/08	Ba1	BBB-;	307,176
200,000	Hertz Corp., Senior Notes, 8.25%, due 6/1/05	Baa2		205,942
400,000	Household Finance Corp., Notes, 6.50%, due 1/24/06	A1	A	419,335
200,000	International Lease Finance Corp., Floating Rate Notes,
	2.84%, due 1/13/05	A1	AA-	200,652
280,000	ITT Corp., Notes, 6.75%, due 11/15/05	Ba1	BB+	289,800
600,000	John Deere Capital Corp., Floating Rate Senior Notes, 2.03%,
	due 5/20/05	A3	A-	600,865
110,000	Jones Intercable, Inc., Senior Notes, 7.63%, due 4/15/08	Baa3	BBB	122,156
400,000	Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%, due
	5/15/05	Baa3	BBB-	412,480
190,000	Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07	Ba3	BBB	205,913
400,000	Merrill Lynch & Co., Inc., Floating Rate Medium-Term Notes,
	Ser. B, 1.95%, due 2/3/05	Aa3	A+	400,226
235,000	Morgan Stanley Dean Witter & Co., Notes, 7.75%, due 6/15/05	Aa3	A+	243,705
400,000	Pacific Bell, Notes, 6.25%, due 3/1/05	A1	A	406,332
200,000	Pemex Project Funding Master Trust, Guaranteed Notes, 9.13%,
	due 10/13/10	Baa1	BBB-	238,000
250,000	Powergen US Funding LLC, Notes, 4.50%, due 10/15/04	A3	BBB+	250,164
225,000	Raytheon Co., Notes, 6.50%, due 7/15/05	Baa3	BBB-	231,661
200,000	Reliant Energy Resources Corp., Notes, Ser. B, 8.13%, due
	7/15/05	Ba1	BBB	208,174
370,000	Sara Lee Corp., Medium-Term Notes, Ser. B, 6.40%, due 6/9/05	A3	A+	379,099
200,000	Sprint Capital Corp., Guaranteed Notes, 7.90%, due 3/15/05	Baa3	BBB-	204,894
380,000	Time Warner, Inc., Notes, 5.63%, due 5/1/05	Baa1	BBB+	386,813
200,000	Tyco International Group S.A., Guaranteed Notes, 5.88%, due
	11/1/04	Baa3	BBB	200,529
380,000	Tyco International Group S.A., Guaranteed Notes, 6.38%, due
	6/15/05	Baa3	BBB	389,754
325,000	Tyson Foods, Inc., Notes, 6. 63%, due 10/1/04	BBB-		325,000	^^
200,000	Walt Disney Co., Notes, 7.30%, due 2/8/05	Baa1	BBB+	203,430
400,000	Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07	A3	A-	420,434
90,000	Weyerhaeuser Co., Notes, 5.50%, due 3/15/05	Baa2	BBB	91,182
200,000	Weyerhaeuser Co., Notes, 6.00%, due 8/1/06	Baa2	BBB	210,211

	Total Corporate Debt Securities (Cost $15,420,219)			15,580,752

Foreign Government (1.4%)

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Balanced Portfolio cont'd

Principal Amount($)		Rating			Market Value($)	†
		Moody's		S&P

EUR 600,000	Bundesobligation, 3.50%, due 10/10/08	Aaa		AAA	755,707	^
EUR 330,000	Bundesobligation, 3.25%, due 4/17/09	Aaa		AAA	410,307	**^

	Total Foreign Government (Cost $1,171,306)				1,166,014

Repurchase Agreements (0.4%)
290,000	State Street Bank and Trust Co. Repurchase Agreement, 1.60%,
	due 10/1/04, dated 9/30/04, Maturity Value $290,013,
	Collateralized by $220,000 U.S. Treasury Bonds, 8.13%, due
	8/15/19 (Collateral Value $305,250)
	(Cost $290,000)				290,000	#

Short-Term Investments (4.1%)
2,840,100	N&B Securities Lending Quality Fund, LLC				2,840,100	‡
487,914	Neuberger Berman Institutional Cash Fund Trust Class		487,914	@‡

	Total Short- Term Investments (Cost $3,328,014)				3,328,014	#

	Total Investments (102.2%) (Cost $72,798,681)				82,187,034	##
	Liabilities, le ss cash, receivables and other assets [(2.2%)]				(1,797,183	)Ö

	Total Net Assets (100.0%)				80,389,851

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Balanced Portfolio

Number of Shares		Market Value($)	†	Number of Shares		Market Value($)	†

Common Stocks (55.5%)				22,000	CapitalSource Inc.	491,480	*£
				2,000	Chicago Mercantile Exchange	322,600
Aerospace (0.3%)				11,500	First Marblehead	533,600	*
7,500	Rockwell Collins	278,550		19,000	Investors Financial Services	857,470
				9,000	Legg Mason	479,430
Biotechnology (3.2%)				8,200	Moody's Corp.	600,650
10,000	Celgene Corp.	582,300	*	14,500	Providian Financial	225,330	*
8,500	Genzyme Corp.	462,485	*
20,000	Gilead Sciences	747,600	*			3,732,745
6,850	Martek Biosciences	333,184	*	Food & Beverage (1.5%)
21,000	Protein Design Labs	411,180	*	6,650	Hershey Foods	310,622
				7,500	J. M. Smucker	333,075
		2,536,749		7,000	Whole Foods Market	600,530	£

						1,244,227

Business Services (4.2%)
25,500	Alliance Data Systems	1,034,280	*£
14,050	Corporate Executive Board	860,422
9,050	Getty Images	500,465	*	Health Care (2.7%)
7,000	Iron Mountain	236,950	*	12,000	C. R. Bard	679,560
3,600	NAVTEQ	128,304	*	2,500	Coventry Health Care	133,425	*
13,000	Stericycle, Inc.	596,700	*	7,500	Invitrogen Corp.	412,425	*
				3,500	St. Jude Medical	263,445	*
		3,357,121		17,000	Teva Pharmaceutical Indu stries
					ADR	441,150
				11,000	VCA Antech	226,930	*

Communications Equipment (0.9%)						2,156,935
9,000	F5 Networks	274,140	*
19,000	Juniper Networks	448,400	*

		722,540		Industrial (4.8%)
				14,500	Danaher Corp.	743,560
				20,000	Donaldson Co.	567,800
Computer Related (1.1%)				10,500	Eaton Corp.	665,805
11,500	Apple Computer	445,625	*	15,500	Fastenal Co.	892,800
5,000	Lexmark International Group	420,050	*	5,800	Gentex Corp.	203,754
				7,200	Harman International Industries	775,800
		865,675
						3,849,519

Consumer Cyclicals (0.7%)
14,000	Williams-Sonoma	525,700	*

Consumer Discretionary (0.3%)				Instruments (0.6%)
9,000	XM Satellite Radio Holdings	279,180	*	18,000	Thermo Electron	486,360	*

Diagnostic Equipment (0.4%)				Leisure (1.6%)
14,000	Cytyc Corp.	338,100	*	9,000	Marriott International	467,640
				3,100	MGM Mirage	153,079	*
Distributor (0.4%)				15,500	Royal Caribbean Cruises	675,800	£
6,000	W.W. Grainger	345,900
						1,296,519
Electrical & Electronics (1.0%)
10,500	Jabil Circuit	241,500	*	Media (1.6%)
18,500	Molex Inc.	551,670		15,000	E.W. Scripps	716,700
				17,925	Univision Communications	566,609	*
		793,170
						1,283,309

Energy (3.4%)
8,500	Canadian Natural Resources	338,555
7,000	Murphy Oil	607,390		Medical Equipment (3.3%)
6,500	National-Oilwell	213,590	*	7,850	Advanced Neuromodulation Systems	238,248	*
9,000	Smith International	546,570	*	5,500	Fisher Scientific International	320,815	*
32,061	XTO Energy	1,041,341		12,000	Kinetic Concepts	630,600	*
				9,500	Kyphon Inc.	235,410	*
		2,747,446		7,000	ResMed Inc.	333,270	*
				13,100	Varian Medical Systems	452,867	*
				5,500	Zimmer Holdings	434,720	*
Entertainment (0.9%)
14,500	Station Casinos	711,080				2,645,930

Financial Services (4.6%)

18,500	Ameritrade Holding	222,185	*	Oil Services (0.5%)

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Balanced Portfolio cont'd

Number of Shares		Market Value($)	†

9,000	Baker Hughes	393,480

Packing & Containers (1.1%)
14,500	Packaging Corp. of America	354,815
22,600	Pactiv Corp.	525,450	*

		880,265

Restaurants (0.4%)
13,500	Applebee's International	341,280

Retail (4.3%)
5,700	Bed Bath & Beyond	211,527	*
16,800	Coach, Inc.	712,656	*
6,000	Nordstrom, Inc.	229,440
24,000	PETsMART, Inc.	681,360
15,500	Staples, Inc.	462,210
13,500	Starbucks Corp.	613,710	*
18,000	Tuesday Morning	556,560	*

		3,467,463

Semiconductors (1.6%)
12,500	Linear Technology	453,000
16,500	Microchip Technology	442,860
25,300	Microsemi Corp.	356,730	*

		1,252,590

Software (2.3%)
4,500	Adobe Systems	222,615
6,500	Cognos, Inc.	230,880	*
9,700	Electronic Arts	446,103	*
16,000	Mercury Interactive	558,080	*
45,500	TIBCO Software	387,205	*

		1,844,883

Specialty Chemical (0.3%)
5,000	Cytec Industries	244,750

Technology (3.5%)
17,500	Altera Corp.	342,475	*
21,000	Cognizant Technology Solutions	640,710	*
31,500	Corning Inc.	349,020	*
24,750	Zebra Technologies	1,509,997	*

		2,842,202

Telecommunications (2.7%)
15,000	American Tower	230,250	*
17,000	Avaya Inc.	236,980	*
75,000	Nextel Partners	1,243,500	*
17,000	Western Wireless	437,070	*

		2,147,800

Transportation (1.3%)
8,500	C.H. Robinson Worldwide	394,315
17,400	J. B. Hunt Transport Services	646,236

		1,040,551

Total Common Stocks
(Cost $35,362,112)		44,652,019

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Focus Portfolio

Number of Shares		Market Value($)	†		Market Value($)†

Common Stocks (97.4%)
				Total Investments (102.5%)
Autos & Housing (3.1%)				(Cost $917,265)	1,099,168	##
500	Autoliv, Inc.	20,200		Liabilities, less cash, receivables
1,200	Rush Enterprises	13,140	*	and other assets [(2.5%)]	(26,838)

		33,340		Total Net Assets (100.0%)	1,072,330

Consumer Goods & Services (7.9%)
1,300	Fresh Del Monte Produce	32,383
2,000	MemberWorks Inc.	52,480	*

		84,863

Financial Services (44.0%)
1,932	Bank of America	83,714
2,000	Capital One Financial	147,800
900	Citigroup Inc.	39,708
900	Fannie Mae	57,060
1,200	J.P. Morgan Chase	47,676
1,000	Merrill Lynch	49,720
3,000	Providian Financial	46,620	*

		472,298

Media & Entertainment (1.1%)
1,500	UnitedGlobalCom	11,205	*

Retail (9.5%)
1,100	Furniture Brands International	27,588
2,000	Select Comfort	36,400	*
1,700	TJX Cos.	37,468

		101,456

Technology (31.8%)
1,300	Advanced Micro Devices	16,900	*
1,200	Amdocs Ltd.	26,196	*
1,000	Computer Associates	26,300
2,700	Flextronics International	35,775	*
3,500	International Rectifier	120,050	*
1,600	Jabil Circuit	36,800	*
2,000	Nokia Corp. ADR	27,440
1,100	Novell, Inc.	6,941	*
5,000	NYFIX, Inc.	30,400	*
700	VeriSign, Inc.	13,916	*

		340,718

Total Common Stocks
(Cost $861,977)		1,043,880

Principal Amount($)
U.S Treasury Securities (5.1%)

55,000	U.S. Treasury Bills,
	1.51%, due 10/7/04
(Cost $54,986)		54,986	#

Short-Term Investments (0.0%)

302	Neuberger Berman Institutional
	Cash Fund Trust Class
(Cost $302)		302	@#‡

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Socially Responsive Portfolio

Number of Shares		Market Value($)	†	Number of Shares	Market Value($)	†

Common Stocks (96.2%)					681,524

Banking & Financial (6.0%)				Technology (6.5%)
7,825	Fifth Third Bancorp	385,147		12,050 Dell Inc.	428,980	*
11,275	State Street	481,555		16,687 National Instruments	505,115

		866,702			934,095

Business Services (3.4%)				Technology - Semiconductor (5.9%)
11,035	Manpower Inc.	490,947		24,750 Altera Corp. 17,200 Texas Instruments	484,357	*

					366,016
Consumer Cyclicals (3.1%)
9,775	Target Corp.	442,319			850,373

Diversified (3.4%)				Technology - Semiconductor Capital Equipment (2.3%)
9,600	Danaher Corp.	492,288		24,750 Teradyne, Inc.	331,650	*

Energy (2.6%)				Telecommunications (3.6%)
6,510	BP PLC ADR	374,520		21,600 Vodafone Group ADR	520,776

Financial Services (6.8%)				Transportation (4.0%)
3,825	Ambac Financial Group	305,809		12,037 Canadian National Railway	583,795

6,385	Citigroup Inc.	281,706		Utilities (3.0%)
4,300	Goldman Sachs	400,932		3,800 National Grid Transco	162,754

		988,447		32,500 National Grid Transco ADR	274,226

Health Products & Services (7.4%)					436,980

5,825	Quest Diagnostics	513,882		Total Common Stocks
7,645	UnitedHealth Group	563,742		(Cost $12,350,884)	13,931,131

		1,077,624		Principal Amount ($)

Industrial Gases (3.9%)				Repurchase Agreements (3.4%)
13,300	Praxair, Inc.	568,442

				492,000 State Street Bank and Trust Co.,
Insurance (6.8%)				Repurchase Agreement, 1.60%, due
1,530	Progressive Corp.	129,667		10/1/04, dated 9/30/04, Maturity
5,750	RenaissanceRe Holdings	296,585		Value $492,022, Collateralized
14,750	Willis Group Holdings	551,650		by $360,000 U.S. Treasury Bonds
				8.00%, due 11/15/21 (Collateral
				Value $508,219)
		977,902

Media (9.3%)
12,875	Comcast Corp. Class A Special	359,470	*	(Cost $492,000)	492,000	#

66,632	Liberty Media	581,031	*
8,426	Liberty Media International			Total Investments (99.6%)
	Class A	281,108	*	(Cost $12,842,884)	14,423,131	##
16,893	UnitedGlobalCom	126,191	*	Cash, receivables and other assets,

		1,347,800		less liabilities (0.4%)	62,221

Oil & Gas (7.3%)				Total Net Assets (100.0%)	14,485,352

10,250	Cimarex Energy	358,135	*
11,515	Newfield Exploration	705,179	*

		1,063,314

Oil Services (1.7%)
8,700	Helmerich & Payne	249,603

Pharmaceutical (4.5%)
3,800	Millipore Corp.	181,830	*
10,075	Novartis AG ADR	470,200

		652,030

Real Estate (4.7%)
8,675	AMB Property	321,149
11,625	Equity Residential	360,375

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Guardian Portfolio

	Number of Shares		Market Value ($)†		Number of Shares		Market Value ($)†

	Common Stocks (98.8%)				130,450	Equity Residential	4,043,950

							6,757,516

	Banking & Financial (6.2%)
	91,250	Fifth Third Bancorp	4,491,325		Technology (6.5%)
	125,200	State Street	5,347,292		£129,350	Dell Inc.	4,604,860	*

					189,050	National Instruments	5,722,543

			9,838,617

							10,327,403

	Consumer Cyclicals (2.9%)
	101,550	Target Corp.	4,595,138		Technology - Semiconductor (5.4%)

					273,450	Altera Corp.	5,351,416	*
	Defense (4.0%)				154,450	Texas Instruments	3,286,696

	95,250	L-3 Communications Holdings	6,381,750	£

							8,638,112

	Diversified (3.2%)
	97,600	Danaher Corp.	5,004,928	£	Technology - Semiconductor Capital Equipment (2.0%)

					231,850	Teradyne, Inc.	3,106,790	*

	Energy (3.7%)
	75,050	BP PLC ADR	4,317,627		Telecommunications (3.7%)
	20,000	Burlington Resources	816,000		244,350	Vodafone Group ADR	5,891,279	£

	15,000	ChevronTexaco Corp.	804,600		Transportation (4.0%)

			5,938,227		28,700	Burlington Northern Santa Fe	1,099,497

					106,900 Canadian National Railway		5,184,650

	Financial Services (6.9%)
	42,600	Ambac Financial Group	3,405,870				6,284,147

	67,300	Citigroup Inc.	2,969,276		Utilities (3.0%)
	48,400	Goldman Sachs	4,512,816		545,900	National Grid Transco	4,606,153

			10,887,962		5,300	National Grid Transco ADR	226,999

	Health Products & Services (7.5%)						4,833,152

	63,850	Quest Diagnostics	5,632,847	£	Waste Management (3.2%)
	86,000	UnitedHealth Group	6,341,640		92,900	Republic Services	2,764,704	£

			11,974,487		83,250	Waste Management	2,276,055

	Industrial Gases (3.6%)						5,040,759

	131,850	Praxair, Inc.	5,635,269		Total Common Stocks

	Insurance (8.0%)				(Cost $123,286,060)		156,758,182

	1,475	Berkshire Hathaway Class B	4,234,725	*	Principal Amount ($)

	45,650	RenaissanceRe Holdings	2,354,627		Short-Term Investments (13.8%)
	164,150	Willis Group Holdings	6,139,210

			12,728,562		19,149,500	N&B Securities Lending Quality

						Fund, LLC	19,149,500	‡
Media (9.7%)
					2,743,408	Neuberger Berman Institutional
	148,600	Comcast Corp. Class A Special	4,148,912	*
						Cash Fund Trust Class	2,743,408	@‡

	751,856	Liberty Media	6,556,184	*
	97,116	Liberty Media International			Total Short-Term Investments
		Class A	3,239,984	*	(Cost $21,892,908)		21,892,908	#

	200,810	UnitedGlobalCom	1,500,051	*

			15,445,131		Total Investments (112.6%)

					(Cost $145,178,968)		178,651,090	##
	Oil & Gas (5.1%)
					Liabilities, less cash, receivables
	130,800	Newfield Exploration	8,010,192	*

					and other assets [(12.6%)]		(19,923,562)

	Oil Services (1.2%)
					Total Net Assets (100.0%)		158,727,528

	29,100	Schlumberger Ltd.	1,958,721

	Pharmaceutical (4.7%)
	44,500	Millipore Corp.	2,129,325	*
	114,650	Novartis AG ADR	5,350,715

			7,480,040

	Real Estate (4.3%)
	73,300	AMB Property	2,713,566

	See Notes to Schedule of Investments

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Mid-Cap Growth Portfolio

Number of Shares		Market Value($)†		Number of Shares		Market Value($)†

Common Stocks (96.4%)
				82,600	Moody's Corp.	6,050,450	£
				159,500	Providian Financial	2,478,630	*
Aerospace (0.6%)						23,664,122
78,000	Rockwell Collins	2,896,920
				Food & Beverage (1.9%)
Biotechnology (5.5%)				66,500	Constellation Brands	2,530,990	*
101,500	Celgene Corp.	5,910,345	*£	72,000	Hershey Foods	3,363,120	£
92,000	Genzyme Corp.	5,005,720	*£	77,500	J.M. Smucker	3,441,775
213,000	Gilead Sciences	7,961,940	*			9,335,885
73,500	Martek Biosciences	3,575,040	*£
225,000	Protein Design Labs	4,405,500	*£	Health Care (6.7%)
		26,858,545		113,000	C.R. Bard	6,399,190
				25,000	Coventry Health Care	1,334,250	*
Business Services (7.0%)				74,500	Invitrogen Corp.	4,096,755	*£
262,500	Alliance Data Systems	10,647,000	*£	49,500	St. Jude Medical	3,725, 865	*
144,000	Corporate Executive Board	8,818,560		£204,000	Teva Pharmaceutical Industries
95,000	Getty Images	5,253,500	*£		ADR	5,293,800	£
75,500	Iron Mountain	2,555,675	*	141,000	Varian Medical Systems	4,874,370	*£
38,900	NAVTEQ	1,386,396	*	119,000	VCA Antech	2,454,970	*
123,000	Stericycle, Inc.	5,645,700	*	59,100	Zimmer Holdings	4,671,264	*
		34,306,831				32,850,464
Communications Equipment (1.5%)				Industrial (8.9%)
92,000	F5 Networks	2,802,320	*£	148,000	Danaher Corp.	7,589,440	£
191,000	Juniper Networks	4,507,600	*	205,000	Donaldson Co.	5,819,950
		7,309,920		105,000	Eaton Corp.	6,658,050
Computer Related (1.8%)				162,500	Fastenal Co.	9,360,000	£
119,000	Apple Computer	4,611,250	*	63,300	Gentex Corp.	2,223,729
47,500	Lexmark International Group	3,990,475	*	73,500	Harman International Industries	7,919,625
		8,601,725		66,000	W.W. Grainger	3,804,900
						43,375,694
Diagnostic Equipment (0.8%)
154,500	Cytyc Corp.	3,731,175	*	Industrial Gases (0.5%)
				43,500	Air Products & Chemicals	2,365,530
Electrical & Electronics (1.7%)
109,000	Jabil Circuit	2,507,000	*£	Instruments (1.1%)
188,500	Molex Inc.	5,621,070		193,500	Thermo Electron	5,228,370	*
		8,128,070
				Leisure (2.9%)
				98,500	Marriott International	5,118,060	£
Energy (5.9%)				37,665	MGM Mirage	1,859,805	*
88,500	Canadian Natural Resources	3,524,955		167,600	Royal Caribbean Cruises	7,307,360	£
75,500	Murphy Oil	6,551,135				14,285,225
73,500	National-Oilwell	2,415,210
92,800	Smith International	5,635,744		Media (2.6%)
331,450	XTO Energy	10,765,496		146,000	E.W. Scripps	6,975,880	£
		28,892,540		177,000	Univision Communications	5,594,970	*£
Entertainment (1.6%)						12,570,850
156,000	Station Casinos	7,650,240		Medical Equipment (3.8%)
Finance (2.8%)				80,500	Advanced Neuromodulation Systems	2,443,175	*£
225,500	CapitalSource Inc	5,037,670	*£	58,250	Fisher Scientific International	3,397,723	*£
20,500	Chicago Mercantile Exchange	3,306,650		127,000	Kinetic Concepts	6,673,850	*£
119,000	First Marblehead	5,521,600		95,000	Kyphon Inc.	2,354,100
		13,865,920		72,000	ResMed Inc.	3,427,920	*£
						18,296,768
Financial Services (4.9%)
197,500	Ameritrade Holding	2,371,975	*	Oil Services (0.9%)
181,000	Investors Financial Services	8,168,530		£99,500	Baker Hughes	4,350,140
86,250	Legg Mason	4,594,537	£
223,600	Pactiv Corp.	5,198,700	*	Packing & Containers (1.1%)

Paper (0.7%)				118,648,500	N&B Securities Lending Quality Fund, Inc.	118,648,500	‡
148,500	Packaging Corp. of America	3,633,795		25,897,444	Neuberger Berman Institutional Cash Fund Trust Class	25,897,444	‡@

Restaurants (0.7%)
135,750	Applebee’s International	3,431,760		Total Short-Term Investments
Retail (10.0%)				(Cost $144,545,944)		144,545,944	#
61,300	Bed Bath & Beyond	2,274,843	*
165,600	Coach, Inc.	7,024,752	*	Total Investments (126.0%)
111,000	Nordstrom, Inc.	4,244,640		(Cost $521,284,770)		614,853,065	##
260,000	PETsMART, Inc.	7,381,400	£	Liabilities, less cash, receivables
164,500	Staples, Inc.	4,905,390	£	and other assets [(26,.0%)]		(127,170,296)
132,000	Starbucks Corp.	6,000,720	*£	Total Net Assets (100.0%)		487,682,769
177,500	Tuesday Morning	5,488,300	*
74,000	Whole Foods Market	6,348,460
139,500	Williams-Sonoma	5,238,225	*£
		48,906,730
Semiconductors (3.3%)
171,500	Altera Corp.	3,356,225	*
126,000	Linear Technology	4,566,240	£
162,500	Microchip Technology	4,361,500	£
254,500	Microsemi Corp.	3,588,450	*£
		15,872,445
Software (4.3%)
75,500	Adobe Systems	3,734,985	£
73,000	Cognos, Inc.	2,592,960	*
97,000	Electronic Arts	4,461,030	*£
182,500	Mercury Interactive	6,365,600	*£
472,000	TIBCO Software	4,016,720	*
		21,171,295
Specialty Chemical (0/5%)
51,000	Cytec Industries	2,496,450

Technology (5.3%)
216,000	Cognizant Technology Solutions	6,590,160	*
312,000	Corning Inc.	3,456,960	*
262,500	Zebra Technologies	16,015,125	*
		26,062,245
Telecommunications (5.0%)
160,000	American Tower	2,456,000	*
171,500	Avaya Inc.	2,390,710	*£
725,000	Nextel Partners	12,020,500	*£
180,000	Western Wireless	4,627,800	*£
100,500	XM Satellite Radio Holdings	3,117,510	*£
		24,612,520
Transportation (2.1%)
86,500	C.H. Robinson Worldwide	4,012,735	£
170,800	J.B. Hunt Transport Services	6,343,512
		10,356,247
Total Common Stocks
(Cost $376,738,826)		470,307,121

PRINCIPAL AMOUNT($)
Short-Term Investments (29.6%)

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Regency Portfolio

Number of Shares		Market Value($)†		Number of Shares		Market Value($)	†

Common Stocks (96.4%)				69,300	PMI Group	2,812,194
				54,200	RenaissanceRe Holdings	2,795,636

Auto Related (11.0%)						10,398,586

34,300	Advance Auto Parts	1,179,920	*
52,700	AutoNation, In c.	900,116	*£	Manufacturing (3.6%)
37,100	AutoZone, Inc.	2,865,975	*£	18,400	Ingersoll-Rand	1,250,648
64,600	Borg-Warner Automotive	2,796,534		87,200	SPX Corp.	3,086,880	£

45,600	Johnson Controls	2,590,536				4,337,528

54,300	Lear Corp.	2,956,635		Oil & Gas (8.4%)

		13,289,716		66,800	Patina Oil & Gas	1,975,276

Banking & Financial (6.3%)				69,400	Pioneer Natural Resources	2,392,912
67,700	First Horizon National	2,935,472		37,400	Sunoco, Inc.	2,766,852
82,100	IndyMac Bancorp	2,972,020		90,857	XTO Energy	2,951,035

34,400	North Fork Bancorp	1,529,080				10,086,075

6,500	TCF Financial	196,885		Restaurants (2.0%)

		7,633,457		102,600	Darden Restaurants	2,392,632

Business Services (2.3%)				Retail (10.3%)
61,900	Manpower Inc.	2,753,931		122,500	Foot Locker	2,903,250

Consumer Cyclicals (6.0%)				52,900	Liz Claiborne	1,995,388
28,200	Black & Decker	2,183,808		156,600	Pier 1 Imports	2,831,328
26,100	Mohawk Industries	2,072,079	*£	77,900	Reebok International	2,860,488	£
49,900	Whirlpool Corp.	2,998,491		£36,200	V. F. Corp.	1,790,090	£

		7,254,378				12,380,544

Financial Services (12.6%)				Technology (4.5%)
38,100	Ambac Financial Group	3,046,095		£90,200	Computer Associates	2,372,260	£
33,400	Bear Stearns	3,212,078		£341,500	Western Digital	3,001,785	*

64,900	CIT Group	2,426,611				5,374,045

38,150	GreenPoint Financial	1,764,819		Transportation (0.7%)
63,800	Radian Group	2,949,474		18,450	Canadian National Railway	894,825

77,800	Waddell & Reed Financial	1,711,600

				Total Common Stocks
		15,110,677		(Cost $106,992,162)		116,124,609

Food & Beverage (4.7%)				Principal Amount($)
73,700	Constellation Brands	2,805,022	*
66,400	Del Monte Foods	696,536	*£	Short-Term Investments (20.8%)
87,600	Fresh Del Monte Produce	2,182,116	£

				20,185,600 N&B Securities Lending Quality
		5,683,674			Fund, LLC	20,185,600	‡

Health Care (15.4%)				4,905,837	Neuberger Berman Institutional
33,000	Anthem, Inc.	2,879,250	*		Cash Fund Trust Class	4,905,837	@‡

56,100	Coventry Health Care	2,994,057	*	Total Short-Term Investments
40,350	Davita, Inc.	1,256,903	*	(Cost $25,091,437)		25,091,437	#

83,800	NBTY, Inc.	1,806,728	*
92,700	Omnicare, Inc.	2,628,972
89,100	Triad Hospitals	3,068,604	*	Total Investments (117.2%)
3,599	UnitedHealth Group	265,390		(Cost $132,083,599)		141,216,046	##
37,300	Universal Health Services Class			Liabilities, less cash, receivables
	B	1,622,550		and other assets [(17.2%)]		(20,754,901)

53,900	WellChoice Inc.	2,012,087	*	Total Net Assets (100.0%)		120,461,145

		18,534,541

Insurance (8.6%)
47,900	Arch Capital Group	1,865,226	*
18,700	Endurance Specialty Holdings	601,205
42,500	PartnerRe Ltd.	2,324,325

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Partners Portfolio

Number of Shares		Market Value($)	†	Number of Shares		Market Value($)	†

Common Stocks (98.2%)				370,700	Citigroup Inc.	16,355,284
				267,598	Countrywide Financial	10,540,685
Advertising (1.2%)				320,900	General Electric	10,775,822
90,800	Omnicom Group	6,633,848		79,800	Goldman Sachs	7,440,552

Auto Related (0.5%)				77,500	H & R Block	3,830,050	£
46,100	Harley-Davidson	2,740,184		£153,800	MBNA Corp.	3,875,760	£

				115,900	Morgan Stanley	5,713,870
Banking & Financial (5.2%)				212,000	PMI Group	8,602,960	£
141,300	Fannie Mae	8,958,420		£120,800	Radian Group	5,584,584
232,600	Merrill Lynch	11,564,872		89,096	XL Capital	6,592,213

181,500	State Street	7,751,865

						102,628,118

		28,275,157

				Food & Beverage (0.6%)
Broadcasting (1.3%)				88,800	Constellation Brands	3,379,728	*

223,900	EchoStar Communications	6,967,768	*

				Forest Products & Paper (0.6%)
Building, Construction & Furnishing (9.1%)				46,800	Weyerhaeuser Co.	3,111,264

252,800	Centex Corp.	12,756,288	£
240,900	Home Depot	9,443,280	£	Health Care (8.9%)
246,500	Lennar Corp.	11,733,400		£76,800	Anthem, Inc.	6,700,800	*£
19,200	NVR, Inc.	10,579,200	*£	211,900	Boston Scientific	8,418,787	*
77,300	Pulte Homes	4,743,901		£260,200	Caremark Rx	8,344,614	*

				249,500	Health Management Associates	5,097,285	£
		49,256,069		242,500	PacifiCare Health Systems	8,899,750	*

Communications (1.0%)				164,300	Teva Pharmaceutical Industries
253,700	Cablevision Systems	5,145,036	*£		ADR	4,263,585	£

Communication Services (0.9%)				168,000	Wyeth	6,283,200

186,600	Scientific-Atlanta	4,836,672				48,008,021

Consumer Cyclicals (2.8%)				Industrial (0.3%)
134,500	Best Buy	7,295,280		35,600	Dover Corp.	1,383,772

221,900	Masco Corp.	7,662,207		Insurance (3.7%)

		14,957,487		99,900	Aetna Inc.	9,983,007	£

Consumer Goods & Services (1.5%)				149,300	American International Group	10,150,907

382,200	Cendant Corp.	8,255,520				20,133,914

Consumer Staples (1.3%)				Internet (0.6%)
200,100	Viacom Inc. Class B	6,715,356		£187,600	Check Point Software

Defense (0.9%)					Technologies	3,183,572	*

75,400	L-3 Communications Holdings	5,051,800		Machinery & Equipment (0.4%)

Diversified (1.7%)				24,000	Nucor Corp.	2,192,880

1,474,100	ABB Ltd.	9,005,926	*	Metals (1.8%)

Electrical & Electronics (1.9%)				62,700	Alcan Inc.	2,997,060
334,000	Tyco International	10,240,440		102,800	Freeport-McMoRan Copper & Gold	4,163,400	£

				28,600	Phelps Dodge	2,632,058

Electronics (0.7%)
299,340	AU Optronics	3,747,737	£			9,792,518

Energy (5.6%)				Oil & Gas (4.7%)
98,500	Anadarko Petroleum	6,536,460		£103,900	EOG Resources	6,841,815
174,200	Canadian Natural Resources	6,938,386		99,900	FMC Technologies	3,336,660	*
151,500	Cooper Cameron	8,308,260	*£	160,000	National-Oilwell	5,257,600	*£
213,800	Talisman Energy	5,537,420		£78,100	Pioneer Natural Resources	2,692,888
58,300	TXU Corp.	2,793,736		£221,000	XTO Energy	7,178,080

		30,114,262				25,307,043

Financial Services (19.0%)				Pharmaceutical (4.7%)
185,300	American Express	9,535,538		£107,600	Express Scripts	7,030,584	*£
4,800	Berkshire Hathaway Class B	13,780,800	*	140,400	Par Pharmaceutical	5,044,572	*

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Partners Portfolio cont'd

Number of Shares		Market Value($)	†

190,200	Pfizer Inc.	5,820,120
269,800	Shire Pharmaceuticals Group ADR	7,729,770

		25,625,046

Semiconductors (2.1%)
311,300	Applied Materials	5,133,337	*£
62,600	Novellus Systems	1,664,534	*
654,519	Taiwan Semiconductor
	Manufacturing ADR	4,673,266

		11,471,137

Software (3.4%)
246,600	Microsoft Corp.	6,818,490
520,000	Oracle Corp.	5,865,600	*
317,600	VERITAS Software	5,653,280	*

		18,337,370

Steel (0.7%)
116,800	International Steel Group	3,936,160	*

Technology (3.5%)
116,900	Computer Sciences	5,505,990	*£
329,800	IAC/InterActiveCorp	7,262,196	*£
24,200	IBM	2,074,908
190,900	Texas Instruments	4,062,352

		18,905,446

Telecommunications (1.3%)
208,500	Nextel Communications	4,970,640	*£
590,500	Nortel Networks	2,007,700	*

		6,978,340

Transportation (6.3%)
317,000	Frontline Ltd.	14,858,198
150,000	General Maritime	5,224,500	*£
37,130	Ship Finance International	746,313
306,300	Teekay Shipping	13,198,467

		34,027,478

Total Common Stocks
(Cost $443,188,962)		530,345,069

Principal Amount($)
Short-Term Investments (21.6%)

107,105,400	N&B Securities Lending Quality
	Fund, LLC	107,105,400	‡
9,849,394	Neuberger Berman Institutional
	Cash Fund Trust Class	9,849,394	@‡

Total Short-Term Investments
(Cost $116,954,794)		116,954,794	#

Total Investments (119.8%)
(Cost $560,143,756)		647,299,863	##
Liabilities, less cash, receivables
and other assets [(19.8%)]		(106,932,238)
Total Net Assets (100.0%)		540,367,625

See Notes to Schedule of Investments

		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Fasciano Portfolio

Number of Shares		Market Value ($)†		Number of Shares		Market Value ($)†

Common Stocks (90.9%)				3,190	ITLA Capital	147,378	*
				3,440	W.P. Stewart & Co.	68,766

Auto/Truck Replacement Parts (1.4%)						674,226
5,630	American Axle & Manufacturing
	Holdings	164,734		Health Care (3.8%)
				6,280	Apria Healthcare Group	171,130	*
Banking & Financial (1.7%)				3,790	Charles River Laboratories
4,260	Boston Private Financial				International	173,582	*
	Holdings	106,329		1,560	CUNO Inc.	90,090	*
1,660	Wintrust Financial	95,085

		201,414

				Health Products & Services (8.5%)
Basic Materials (0.5%)				19,110	Hooper Holmes	85,613
2,830	AMCOL International	54,110		2,260	ICU Medical	58,850	*
				7,010	K-V Pharmaceutical	125,479	*
Biotechnology (0.9%)				3,770	Landauer, Inc.	176,926	*
2,800	Techne Corp.	106,904	*	8,360	Priority Healthcare	168,454	*
				6,690	STERIS	146,779	*
Business Services (5.0%)				6,790	Young Innovations	224,070
2,760	Clark, Inc.	37,371	*
6,780	G & K Services	269,437				986,171
2,180	Ritchie Bros. Auctioneers	66,817
4,470	Rollins, Inc.	108,576		Heavy Industry (1.0%)
3,610	Watson Wyatt & Co.	94,943		3,870	Chicago Bridge & Iron	116,061

		577,144		Insurance (4.8%)

Commercial Services (4.4%)				14,600	Assured Guaranty	243,236
4,550	Modine Manufacturing	137,000		5,140	Direct General	148,649
10,300	OM Group	376,568	*	1,980	Hilb, Rogal and Hamilton	71,715
				2,320	RLI Corp.	87,116
		513,568
						550,716
Consumer Products & Services (8.5%)
6,470	Blyth, Inc.	199,923		Internet (0.5%)
5,930	Central Parking	78,395		1,760	j2 Global Communications	55,598	*
5,790	Plantronics, Inc.	250,360
5,790	Snap-on	159,572		Machinery & Equipment (5.2%)
8,050	Spartech Corp.	202,055		2,610	Bucyrus Int ernational	87,696
3,307	Tootsie Roll Industries	96,630		6,160	IDEX Corp.	209,193
				3,370	Lindsay Manufacturing	90,417
		986,935		3,740	Regal-Beloit	90,471
				5,590	Robbins & Myers	122,980

Distributor (5.4%)						600,757
6,640	D & K Healthcare Resources	65,404
8,570	MSC Industrial Direct	292,066		Oil & Gas (3.9%)
4,260	ScanSource, Inc.	271,788	*	2,025	CARBO Ceramics	146,084
				3,030	FMC Technologies	101,202	*
		629,258		4,180	Offshore Logistics	143,876	*
				1,620	Universal Compression Holdings	55,193	*
Electrical & Electronics (0.8%)
2,180	Daktronics, Inc.	53,301	*			446,355	*
3,430	LoJack Corp.	38,416	*

		91,717		Publishing & Broadcasting (11.7%)
Entertainment (2.3%)				2,090	Courier Corp.	87,111
5,410	International Speedway	269,959		12,490	Emmis Communications	225,570	*
				10,400	Journal Communications	182,416
Filters (0.7%)				11,040	Journal Register	208,656	*
1,630	CLARCOR Inc.	77,702		3,260	Lee Enterprises	151,068
				880	McClatchy Co.	62,330
Financial Services (5.8%)				4,080	Meredith Corp.	209,631
1,080	FactSet Research Systems	52,056		4,530	Pulitzer Inc.	223,782
2,620	Financial Federal	98,197	*			223,782
1,940	Greater Bay Bancorp	55,775
8,360	HCC Insurance Holdings	252,054				1,350,564

See Notes to Schedule of Investments

		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Fasciano Portfolio cont'd

Number of Shares		Market Value ($)†

Real Estate (1.0%)
1,020	Beazer Homes USA	109,028

Restaurants (2.7%)
5,350	Ruby Tuesday	149,105
9,830	Steak n Shake	167,896	*

		317,001

Retail (2.0%)
3,020	Christopher & Banks	48,350
3,720	Regis Corp.	149,619
1,740	Sharper Image	37,323	*

		235,292

Semiconductors (0.6%)
1,790	Cabot Microelectronics	64,888	*

Technology (0.8%)
7,140	Methode Electronics	91,321

Transportation (4.2%)
5,895	Heartland Express	108,763
6,500	Landstar System	381,420	*

		490,183

Waste Management (2.8%)
4,440	Stericycle, Inc.	203,796	*
3,755	Waste Connections	118,958	*

		322,754

Total Common Stocks
(Cost $9,450,492)		10,519,162

Principal Amount ($)
Short-Term Investments (9.6%)

1,104,521	Neuberger Berman Institutional
	Cash Fund Trust Class
(Cost $1,104,521)		1,104,521	@ #‡

Total Investments (100.5%)
(Cost $10,555,013)		11,623,683	##
Liabilities, less cash, receivables
and other assets [(0.5%)]		(57,238)

Total Net Assets (100.0%)		11,566,445

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Growth Portfolio

Number of Shares		Market Value($)	†	Number of Shares		Market Value($)	†

Common Stocks (100.3%)						10,556,773

				Food & Beverage (1.7%)
Aerospace (0.6%)				28,000	Constellation Brands	1,065,680	*
33,000	Rockwell Collins	1,225,620		29,000	Hershey Foods	1,354,590	£
				22,500	J. M. Smucker	999,225	£

Biotechnology (5.7%)						3,419,495
46,500	Celgene Corp.	2,707,695	*£
37,000	Genzyme Corp.	2,013,170	*£
86,000	Gilead Sciences	3,214,680	*£	Health Care (7.3%)
30,000	Martek Biosciences	1,459,200	*	55,000	C.R. Bard	3,114,650
93,000	Protein Design Labs	1,820,940	*£	10,500	Coventry Health Care	560,385	*
				32,000	Invitrogen Corp.	1,759,680	*
		11,215,685		20,000	St. Jude Medical	1,505,400	*

Business Services (7.6%)				91,800	Teva Pharmaceutical Industries
113,500	Alliance Data Systems	4,603,560	*£		ADR	2,382,210	£
62,000	Corporate Executive Board	3,796,880	£	56,500	Varian Medical Systems	1,953,205	*
40,000	Getty Images	2,212,000	*	48,000	VCA Antech	990,240	*
30,500	Iron Mountain	1,032,425	*	24,300	Zimmer Holdings	1,920,672	*

15,700	NAVTEQ	559,548	*			14,186,442
56,500	Stericycle, Inc.	2,593,350	*

		14,797,763		Industrial (9.4%)
				63,000	Danaher Corp.	3,230,640	£
Communications Equipment (1.6%)				87,000	Donaldson Co.	2,469,930
39,000	F5 Networks	1,187,940	*	46,500	Eaton Corp.	2,948,565
83,000	Juniper Networks	1,958,800	*£	66,500	Fastenal Co.	3,830,400	£

		3,146,740		25,600	Gentex Corp.	899,328

				31,500	Harman International Industries	3,394,125	£
				26,500	W.W. Grainger	1,527,725
Computer Related (1.9%)
50,500	Apple Computer	1,956,875	*
21,500	Lexmark International Group	1,806,215	*			18,300,713

		3,763,090		Industrial Gases (0.5%)
				17,500	Air Products & Chemicals	951,650

Diagnostic Equipment (0.6%)
50,000	Cytyc Corp.	1,207,500	*	Instruments (1.1%)
				79,000	Thermo Electron	2,134,580	*

Electrical & Electronics (1.3%)
85,000	Molex Inc.	2,534,700		Leisure (2.9%)
				39,500	Marriott International	2,052,420
Energy (6.2%)				12,900	MGM Mirage	636,961	*
37,500	Canadian Natural Resources	1,493,625		67,500	Royal Caribbean Cruises	2,943,000	£

30,500	Murphy Oil	2,646,485
29,500	National-Oilwell	969,370	*			5,632,381

39,500	Smith International	2,398,835	*	Media (2.7%)
140,416	XTO Energy	4,560,712		70,000	E.W. Scripps	3,344,600

		12,069,027		61,500	Univision Communications	1,944,015	*£

						5,288,615
Entertainment (1.6%)
63,000	Station Casinos	3,089,520
				Medical Equipment (3.9%)
Finance (3.0%)				35,000	Advanced Neuromodulation Systems	1,062,250	*£
95,500	CapitalSource Inc.	2,133,470	*£	24,500	Fisher Scientific International	1,429,085	*
8,500	Chicago Mercantile Exchange	1,371,050		51,500	Kinetic Concepts	2,706,325	*
51,000	First Marblehead	2,366,400	*£	41,000	Kyphon Inc.	1,015,980	*
				30,500	ResMed Inc.	1,452,105	*£
		5,870,920
						7,665,745

Financial Services (5.4%)
80,000	Ameritrade Holding	960,800	*	Oil Services (0.9%)
86,500	Investors Financial Services	3,903,745		40,000	Baker Hughes	1,748,800

36,750	Legg Mason	1,957,673	£	Packing & Containers (1.2%)
37,300	Moody's Corp.	2,732,225		100,000	Pactiv Corp.	2,325,000	*

64,500	Providian Financial	1,002,330	*	Paper (0.8%)

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004 (UNAUDITED)

Schedule of Investments Growth Portfolio cont'd

Number of Shares		Market Value($)	†		Market Value($)	†

65,000	Packaging Corp. of America	1,590,550		Fund, LLC	44,236,600	‡

Restaurants (0.8%)				926,188 Neuberger Berman Institutional
58,500	Applebee's International	1,478,880		Cash Fund Trust Class	926,188	@‡

Retail (10.0%)				Total Short-Term Investments
24,600	Bed Bath & Beyond	912,906	*	(Cost $45,162,788)	45,162,788	#

75,500	Coach, Inc.	3,202,710	*£
25,000	Nordstrom, Inc.	956,000		Total Investments (123.4%)
105,000	PETsMART, Inc.	2,980,950		(Cost $199,837,619)	240,959,976	##
67,000	Staples, Inc.	1,997,940		Liabilities, less cash, receivables
60,500	Starbucks Corp.	2,750,330	*	and other assets [(23.4%)]	(45,692,798)

60,000	Tuesday Morning	1,855,200	*£	Total Net Assets (100.0%)	195 ,267,178

30,000	Whole Foods Market	2,573,700	£
62,000	Williams-Sonoma	2,328,100	*

		19,557,836

Semiconductors (3.6%)
77,000	Altera Corp.	1,506,890	*
53,500	Linear Technology	1,938,840
71,500	Microchip Technology	1,919,060
111,600	Microsemi Corp.	1,573,560	*

		6,938,350

Software (4.4%)
30,500	Adobe Systems	1,508,835
29,500	Cognos, Inc.	1,047,840	*
36,500	Electronic Arts	1,678,635	*£
73,500	Mercury Interactive	2,563,680	*£
200,000	TIBCO Software	1,702,000	*

		8,500,990

Specialty Chemical (0.5%)
20,500	Cytec Industries	1,003,475

Technology (5.8%)
91,500	Cognizant Technology Solutions	2,791,665	*
153,000	Corning Inc.	1,695,240	*
113,250	Zebra Technologies	6,909,382	*

		11,396,287

Telecommunications (4.9%)
70,000	American Tower	1,074,500	*
76,500	Avaya Inc.	1,066,410	*
260,000	Nextel Partners	4,310,800	*
74,000	Western Wireless	1,902,540	*£
40,000	XM Satellite Radio Holdings	1,240,800	*£

		9,595,050

Transportation (2.4%)
36,500	C.H. Robinson Worldwide	1,693,235	£
78,400	J.B. Hunt Transport Services	2,911,776

		4,605,011

Total Common Stocks
(Cost $154,674,831)		195,797,188

Principal Amount($)
Short-Term Investments (23.1%)

44,236,600	N&B Securities Lending Quality

See Notes to Schedule of Investments

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2004

Notes to Schedule of Investments

†

Investments in equity securities by each Fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Investments in fixed income securities by each Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service’s data base. For all other fixed income securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Trustees of Neuberger Berman Advisers Management Trust (the “Board”) believes accurately reflects fair value.  Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price (“ NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Funds value all other securities by a method the Board believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Forei gn security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation (“FT Interactive”) to assist in determining the fair value of the Funds foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that a Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index.  In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the price s the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

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At cost, which approximates market value.

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At September 30, 2004, selected Fund information on a U.S. Federal income tax basis was as follows:

Neuberger Berman	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced Portfolio (“Balanced”)	$ 72,798,681	$ 10,208,089	$ 819,736	$ 9,388,353
Fasciano Portfolio	10,555,013	1,308,300	239,630	1,068,670
Focus Portfolio	917,265	198,802	16,899	181,903
Growth Portfolio	199,837,619	43,768,615	2,646,258	41,122,357
Guardian Portfolio	145,178,968	34,683,331	1,211,209	33,472,122
High Income Bond Portfolio (“High Income”)	3,294,455	1,256	19,773	(18,517)
Limited Maturity Bond Portfolio (“Limited Maturity”)	314,255,250	2,118,081	1,207,505	910,576
Mid-Cap Portfolio	521,284,769	100,231,239	6,662,944	93,568,295
Partners Portfolio	560,143,756	99,187,630	12,031,523	87,156,107
Regency Portfolio	132,083,599	10,881,263	1,748,816	9,132,447
Socially Responsive Portfolio	12,842,884	1,801,763	221,516	1,580,247

*

Non-income producing security.

£

All or a portion of this security is on loan.  The Funds receive cash collateral equal to at least 102% of the current market value of loaned securities. The Funds invest the cash collateral in the N&B Securities Lending Quality Fund, LLC (“Quality Fund”).

‡

Affiliated issuer.  The Quality Fund is an investment vehicle established by the Funds’ custodian to invest cash the Funds receive as collateral for securities loans.  The Funds’ shares in the Quality Fund are non-voting.  However, because all shares of the Quality Fund are held by a series of Neuberger Berman Advisers Management Trust (the “Trust”), the Quality Fund may be considered an affiliate of the Trust.

@

Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc., which is also an affiliated issuer.

**

Security exempt from registration under the Securities Act of 1933. These securities are deemed liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A.  At September 30, 2004, these securities amounted to $947,548 or 1.2% of net assets for Balanced, $378,438 or 12.7% of net assets for High Income and $8,787,937 or 2.7% of net assets for Limited Maturity.

Ø    Security purchased on a when-issued basis.  At September 30, 2004, these securities amounted to $1,156,347 for Limited Maturity.

ØØ  Security is segregated as collateral for when-issued purchase commitments on Limited Maturity and financial futures contracts margin on Balanced.

^   Principal amount is stated in the currency in which the security is denominated.

     EUR = Euro Currency

At September 30, 2004, open positions in financial futures contracts for Balanced were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation
December 2004	5 U.S. Treasury Notes, 5 Year	Short	$1,016

At September 30, 2004, Balanced had deposited $15,000 in U.S. Treasury Notes, 3.25%, due 1/15/09, in a segregated account to cover margin requirements on open financial futures contracts.

At September 30, 2004, open forward foreign currency contracts for Balanced were as follows:

Sell	Contracts to Deliver	In Exchange For	Settlement Date	Value	Net Unrealized Depreciation
Euro Dollar	911,000	$1,117,873	10/25/04	$1,131,026	$13,153

At September 30, 2004, open forward foreign currency contracts for Limited Maturity were as follows:

Sell	Contracts to Deliver	In Exchange For	Settlement Date	Value	Net Unrealized Depreciation
Euro Dollar	7,165,000	$8,793,482	10/25/04	$8,895,504	$102,022

^^     Rated BBB- by Fitch Investors Services, Inc.

^^^   Not rated by a nationally recognized statistical rating organization

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semi-annual financial statements.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

 (b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By: /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: November 29, 2004

By: /s/ Barbara Muinos

Barbara Muinos

Treasurer and Principal Financial

and Accounting Officer

Date: November 29, 2004